8. Concentration	9 Months Ended	12 Months Ended
	Feb. 28, 2017	May 31, 2016
Risks and Uncertainties [Abstract]
Concentration

Once customer accounted for 100% of total revenue earned during the nine months ended February 28, 2017 and 2016. 100% of the accounts receivable is due from this customer at February 28, 2017 and 2016.

100% of the Company’s revenue is from one client.